Administrative expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Administrative Expenses
Personnel expenses, note 21(b)	S/ 94,437	S/ 100,059	S/ 94,129
Third-party services	65,435	63,085	56,669
Depreciation and amortization	14,949	12,761	10,671
Board of Directors compensation	6,555	6,149	7,105
Donations	7,305	5,832	6,060
Taxes	3,756	2,861	2,214
Consumption of supplies	2,743	2,053	2,419
Environmental expenditures, note 27	437	576	456
Total administrative expenses	S/ 195,617	S/ 193,376	S/ 179,723